Schedule I - Condensed Financial Information of the Company - Condensed Cash Flow Statement (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net profit/(loss)	¥ (649)	$ (89)	¥ 70,188	¥ (31,187)
Adjustments to reconcile net profit/(loss) to net cash used in operating activities:
Unrealized exchange (income)/loss	684	94	436	79
Share of income/(loss) of subsidiaries and VIEs	(1,535)	(210)	(417)	2,200
Expected credit loss expenses	682	93	1,567	2,415
Increase/(decrease) in other payables and accrued expenses	(2,457)	(337)	(24,899)	(13,155)
Increase/(decrease) in contract liabilities	(2,728)	(374)	(1,306)	(3,202)
(Increase)/decrease in prepaid expense and other receivables	(13,070)	(1,791)	(21,815)	(22,786)
Net cash provided by/(used in) operating activities	(18,926)	(2,593)	137,351	(85,067)
Cash flows from investing activities:
Net cash provided by/(used in) investing activities	(3,242)	(445)	(61,023)	(56,286)
Cash flows from financing activities:
Proceeds from exercise of options	0	0	560	0
Repurchase of Class A common shares	77	11	13,392	6,659
Net cash provided by/(used in) financing activities	23,212	3,180	(133,555)	(101,133)
Effect of exchange rate changes on cash and cash equivalents	2,152	295	2,914	9,587
Net increase/(decrease) in cash and cash equivalents and restricted cash	3,196	437	(54,313)	(232,899)
Total cash and cash equivalents and restricted cash at beginning of year	321,772	44,083	376,085	608,984
Total cash and cash equivalents and restricted cash at end of year	324,968	44,520	321,772	376,085
Parent Company [Member]
Cash flows from operating activities:
Net profit/(loss)	(649)	(89)	70,188	(31,187)
Adjustments to reconcile net profit/(loss) to net cash used in operating activities:
Unrealized exchange (income)/loss	0		1	0
Share of income/(loss) of subsidiaries and VIEs	(5,205)	(713)	(74,541)	28,126
Expected credit loss expenses	(1)		3
Changes in operating assets and liabilities:	(5,855)	(802)	(4,349)	(3,061)
Increase/(decrease) in other payables and accrued expenses	(3)	0	4	0
Increase/(decrease) in contract liabilities	(1,783)	(244)	(1,549)	(1,223)
(Increase)/decrease in prepaid expense and other receivables	7,817	1,070	8,754	22,800
(Increase)/decrease in amount due from related parties	(3)		43	(43)
Net cash provided by/(used in) operating activities	173	24	2,903	18,473
Cash flows from investing activities:
Payments of inter-company balances	(14,539)	(1,992)	(6)	(23,376)
Net cash provided by/(used in) investing activities	(14,539)	(1,992)	(6)	(23,376)
Cash flows from financing activities:
Proceeds from exercise of options	0	0	560	0
Repurchase of Class A common shares	(77)	(11)	(13,392)	(6,659)
Proceeds from inter-company balances	10,614	1,455	9,461
Net cash provided by/(used in) financing activities	10,537	1,444	(3,371)	(6,659)
Effect of exchange rate changes on cash and cash equivalents	96	13	158	884
Net increase/(decrease) in cash and cash equivalents and restricted cash	(3,733)	(512)	(316)	(10,678)
Total cash and cash equivalents and restricted cash at beginning of year	5,297	726	5,613	16,291
Total cash and cash equivalents and restricted cash at end of year	¥ 1,564	$ 214	¥ 5,297	¥ 5,613